Provisions - Schedule of Provisions (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Provisions [Abstract]
As at beginning of the year	RM 441,353	$ 108,748	RM 494,280
Add: Provision for warranty during the year			202,929
Add: Provision for reinstatement cost during the year	25,296	6,233
Less: Unclaimed warranty during the year	(441,353)	(108,748)	(255,856)
As at end of the year	RM 25,296	$ 6,233	RM 441,353